Segmented Information (Tables)	12 Months Ended
Dec. 31, 2011
Notes To Financial Statements [Abstract]
Information by geographic area

The following tables provide information by geographic area

In millions	Year ended December 31,	2011	2010	2009

Revenues (1)
Canada		$6,169	$5,630	$4,971
U.S.		2,859	2,667	2,396
		$9,028	$8,297	$7,367
(1)	For the years ended December 31, 2011, 2010 and 2009, the largest customer represented approximately 3% of total revenues for each year.

In millions	Year ended December 31,	2011	2010	2009

Net income
Canada		$1,836	$1,498	$1,436
U.S.		621	606	418
		$2,457	$2,104	$1,854

In millions	December 31,	2011	2010

Properties
Canada		$13,824	$13,312
U.S.		10,093	9,605
		$23,917	$22,917